STOCKHOLDERS’ EQUITY	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 4 – STOCKHOLDERS’ EQUITY

Issued and Authorized

Our authorized capital consists of 190,000,000 shares of common stock and 10,000,000 shares of preferred stock. As of June 30, 2026, we had 5,083,336 shares of our common stock and one share of our preferred stock issued and outstanding. As of December 31, 2025, we had 3,474,972 shares of our common stock and one share of our preferred stock issued and outstanding.

Common Stock

During the six-month period ended June 30, 2026, we issued 1,608,364 shares of common stock, as follows:

Six months ended June 30, 2026

Number of
shares
Shares arising from stock-based compensation to executives and consultants	228,364
Issuance of shares in connection with the underwritten public offering	1,380,000
Total	1,608,364

Preferred A Stock

In 2016, we issued to Marc Fogassa, its Founder, Chief Executive Officer, and Chairman, one share of a Series A Convertible Preferred Stock (“Preferred A Stock”). The Certificate of Designations, Preferences and Rights of Preferred A Stock provides that for so long as it is issued and outstanding, its holders shall vote together as a single class with the holders of our common stock, with the holders of Preferred A Stock being entitled to 51% of the total votes on all such matters regardless of the actual number of shares of Preferred A Stock then outstanding, and the holders of common stock are entitled to their proportional share of the remaining 49% of the total votes based on their respective voting power.

Stock Options

During the six-month period ended June 30, 2026, we did not issue options to acquire shares of its common stock and no options have been exercised or have expired.

Stock Warrants

During the six-month period ended June 30, 2026, we did not issue any warrants.

Restricted Stock Units

During the six-month period ended June 30, 2026, we granted 90,207 restricted stock units (“RSUs”) to certain executives and consultants. Each RSU entitles the holder to receive one share of our common stock upon vesting. The awards are subject solely to time-based vesting conditions, with 25% of the RSUs vesting annually over a period from 2025 to 2030.

These RSUs were issued with a total grant-date fair value of $935,033, determined using our closing market price on the grant date.